Basis of Presentation and Nature of Operations	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Nature of Operations

Note 1 — Basis of Presentation and Nature of Operations

As used herein, the terms the “Company,” “Vinco Ventures” “we,” “us,” “our” and similar refer to Vinco Ventures, Inc. (f/k/a Edison Nation, Inc.), a Nevada corporation incorporated on July 18, 2017 under the laws of the State of Nevada as Idea Lab X Products, Inc. and also formerly known as Xspand Products Lab, Inc. prior to its name change on September 12, 2018, and/or its wholly-owned and majority-owned operating subsidiaries. On November 5, 2020, the Company (the “Parent”) and its wholly owned subsidiary, Vinco Ventures, Inc. (the “Merger Sub”), entered into an Agreement and Plan of Merger (the “Agreement”). Under the terms of the Agreement, the Merger Sub merged with and into the Parent and the Parent became the surviving corporation of the Merger (the “Surviving Corporation”). The name of the Surviving Corporation became Vinco Ventures, Inc. The transaction closed on November 10, 2020.

Vinco Ventures is a vertically-integrated, end-to-end, consumer product research & development, manufacturing, sales and fulfillment company. The Company’s proprietary web-enabled platform provides a low risk, high reward platform and process to connect innovators of new product ideas with potential licensees.

As of December 31, 2020, Vinco Ventures had six wholly-owned subsidiaries: TBD Safety, LLC (“TBD”), Scalematix, LLC (“Scalematix”), Ferguson Containers, Inc. (“Fergco”), CBAV1, LLC (“CB1”), Pirasta, LLC (“Pirasta”) and Edison Nation Holdings, LLC. Vinco Ventures owns 50% of Best Party Concepts, LLC, Ed Roses, LLC and Global Clean Solutions, LLC, all of which are consolidated as VIE’s with noncontrolling interests. Edison Nation Holdings, LLC is the single member of Edison Nation, LLC and Everyday Edisons, LLC. Edison Nation, LLC is the single member of Safe TV Shop, LLC.

Liquidity

For the year ended December 31, 2020, our operations lost $7,902,347 of which approximately $4,623,130 was non-cash and approximately $1,131,975 related to restructuring, severance, transaction costs and non-recurring items.

At December 31, 2020, we had total current assets of $5,342,183 and current liabilities of $11,285,663 resulting in negative working capital of $5,943,480. At December 31, 2020, we had total assets of $28,028,207 and total liabilities of $14,505,506 resulting in stockholders’ equity of $13,522,701.

The foregoing factors raise substantial doubt about the Company’s ability to continue as a going concern for at least the next twelve months from the date of issuance of these financial statements. The ability to continue as a going concern is dependent upon the Company’s ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations from the sale of its products.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Subsequent to December 31, 2020, the Company mitigated any substantial doubt about the Company’s ability to continue as a going concern through the raise of additional funds of $25,300,000 through 3 separate private placements. The following are the amounts raised under each private placement:

●	In January 2021, the Company completed closing of a debt private placement offering of $12,000,000, receiving net proceeds of $10,770,000.

●	In January 2021, the Company completed closing of a equity private placement offering of $3,300,000, receiving net proceeds of $3,255,000.

●	In February 2021, the Company completed the closing of a debt private placement offering of $10,000,000, receiving net proceeds of 8,950,000.

Our operating needs include the planned costs to operate our business, including amounts required to fund working capital and capital expenditures. Our future capital requirements and the adequacy of our available funds will depend on many factors, including our ability to successfully commercialize our products and services, competing technological and market developments, and the need to enter into collaborations with other companies or acquire other companies or technologies to enhance or complement our product and service offerings.

At December 31, 2020, we had a cash and cash equivalents balance of $249,356. The Company believes through the subsequent capital raise that the funds available to it are adequate to meet its working capital needs, debt service and capital requirements for the next 12 months from the date of this filing.